Significant Accounting Policies - Summary of Changes in Level 3 Instruments Measured at Fair Value On Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 850	$ 650	$ 650
Ending Balance			850	$ 650
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	850	650	650	351	$ 0
Change in fair value of warrant liability	341	200	200	299	351
Reclassification of warrant liability to equity	(1,191)	0
Ending Balance	$ 0	$ 850	$ 850	$ 650	$ 351